Immaterial Error Correction	6 Months Ended
Jun. 30, 2024
Immaterial Error Correction [Abstract]
IMMATERIAL ERROR CORRECTION
10	IMMATERIAL ERROR CORRECTION

The Group has identified an immaterial error in the previously issued unaudited interim condensed consolidated financial statements, specifically related to the failure to accrue interest on certain prefunded notes for the period from January 1 to June 30, 2023. This error was discovered during the preparation of the Interim Report while conducting a comparative analysis with the unaudited interim condensed consolidated financial statements for the period from January 1 to June 30, 2023. The error was related to timing of recognition and hence it does not impact the consolidated financial statements for the year ended December 31, 2023.

After evaluating the qualitative and quantitative impacts of this adjustment, the Group has concluded that the effects on the unaudited interim condensed consolidated financial statements for prior periods are not material and there is no impact on the current period’s unaudited interim condensed consolidated financial statements. The error has been rectified through a revision of the affected financial statement line items for the six months ended June 30, 2023. Accordingly, retained earnings as of June 30, 2023 and net loss for the six months ended June 30, 2023, have been revised to reflect the correct amounts. The error has no impact on the reported cash flows.

The following table provides a summary of the quantitative impact of the revision for the six months period ended June 30, 2023:

	January 1 -		Revised January 1 -
	June 30, 2023	Adjustments	June 30, 2023
Loss from operations	(14,104,051)	-	(14,104,051)
Financial expense	(616,003)	(1,330,321)	(1,946,324)
Loss before income tax expense	(12,000,418)	(1,330,321)	(13,330,739)
Net loss	(12,000,418)	(1,330,321)	(13,330,739)
Net loss attributable to stockholders	(12,000,418)	(1,330,321)	(13,330,739)

Net loss per share
Weighted average shares used to compute basic and diluted net loss per share (no. of shares)	34,549,212		34,549,212
Net loss per common share – basic and diluted	(0.35)	(0.04)	(0.39)